MUNIHOLDINGS CALIFORNIA INSURED FUND V, INC.

                                                        July 22, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

         Re:      MuniHoldings California Insured Fund V, Inc.
                  Pre-Effective Amendment No. 3 to
                  Registration Statement on Form N-2
                  (File Nos. 333-77531 and 811-09313)
                  ---------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings California Insured Fund V, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; and

     (2) the text of Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on July 20, 1999.

                                            Very truly yours,

                                            MUNIHOLDINGS CALIFORNIA INSURED
                                            FUND V, INC.

                                            By: /s/ William E. Zitelli, Jr.
                                                -----------------------------
                                                    William E. Zitelli, Jr.
                                                    Secretary